Pro Forma of Financial Information Purport to Represent Results of Operations for Future Periods (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Real Estate Properties [Line Items]
Total revenue, as reported	$ 4,787	$ 4,512	$ 4,041	$ 4,086	$ 3,990	$ 3,272	$ 3,222	$ 2,174		$ 14,175	$ 12,117	$ 16,629	$ 8,668	$ 5
Pro forma revenue												18,308	17,675
Net income (loss) allocable to common shares, as reported	255	(55)	(28)	(14)	(26)	(28)	(48)	27	(63)	307	(68)	(123)	(112)	4
Pro forma net income (loss) allocable to common shares												(66)	(55)
Pro Forma
Real Estate Properties [Line Items]
Total revenue, as reported										14,175	12,117
Pro forma revenue										16,017	15,290
Net income (loss) allocable to common shares, as reported										307	(68)
Pro forma net income (loss) allocable to common shares										$ 836	$ (1)